INCOME TAXES (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Applicable tax rate	26.50%	26.50%
Deductible temporary differences for which no deferred tax asset is recognised	$ 133,939	$ 157,428
Operating losses carryforward expiration year	expiring 2034 to 2037
Northwest Territories Mining Royalty [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 34,580	$ 90,655